Accounting policies and statement of compliance - Disclosure of Leases (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018
Significant Accounting Policies [Abstract]
Commitments related to operating leases agreements		€ 769
Lease liabilities related to financial leases		2,098
Lease extension (Building "Le Virage")		445
Discount effect		(46)
Exemption		€ 0
Lease liabilities	€ 3,266